NET INTEREST INCOME (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Summary of Net Interest Income	For the year ended 31 December

			Group
	2024	2023	2022
	£m	£m	£m
Interest and similar income:
Loans and advances to customers	9,425	8,888	5,854
Loans and advances to banks	1,668	1,865	651
Reverse repurchase agreements – non-trading	987	625	149
Other	641	475	168
Total interest and similar income(1)	12,721	11,853	6,822
Interest expense and similar charges:
Deposits by customers	(4,411)	(3,283)	(827)
Deposits by banks	(841)	(1,167)	(496)
Repurchase agreements – non-trading	(644)	(538)	(120)
Debt securities in issue	(2,301)	(2,024)	(795)
Subordinated liabilities	(193)	(169)	(108)
Other	(5)	(5)	(4)
Total interest expense and similar charges(2)	(8,395)	(7,186)	(2,350)
Net interest income	4,326	4,667	4,472
(1)Includes £296m (2023: £230m, 2022: £87m) of interest income on financial assets at FVOCI.
(2)Includes £762m (2023: £707m, 2022: £6m) of interest expense on the effective part of derivatives hedging debt issuances and £3m (2023: £3m, 2022: £3m) of interest expense on lease liabilities.